Stockholders’ (Deficit) Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders’ (Deficit) Equity

Note 9 – Stockholders’ (Deficit) Equity

Stock issued upon acquisition of Globe Net

Pursuant to the Merger Agreement between Stemtech and Globe Net, the Company agreed to issue common stock to settle all outstanding notes payable of Globe Net. In October 2021 and November 2021, the Company issued an aggregate of 6,061,667 shares of common stock which settled $363,479 of notes payable.

Shares issued as debt issuance costs

During the year ended December 31, 2021, the Company issued 154,173 shares of common stock to a lender to cover the financing costs. The shares were valued on the day of issuance at $3.00 per share for a total value of $462,519. This amount was treated as financing costs and recorded as a discount to notes payable.

During the year ended December 31, 2022, the Company issued 74,488 shares of common stock to a lender to cover the financing costs. The shares were valued on the day of issuance at $2.68 per share for a total value of $200,000. This amount was treated as financing costs and recorded as a discount to notes payable.

Stock issuance for services and stock based compensation

During the years ended December 31, 2022 and 2021, the Company issued 3,584,344 and 1,652,591 shares of common stock respectively, to officers, employees and vendors for services valued at $3,216,111 and 242,000, respectively. The Company also recognized $439,053 of expense relating to the vesting of common stock issued to Chairman and CEO during the year ended December 31, 2022.

Stock issued for loan extension

On June 8, 2022, the Company issued 100,000 shares of common stock valued at $300,000 to one of its note holders per the loan extension agreement (see Note 3). The Company recognized $878,806 loss on extinguishment of the note.

On July 13, 2022, the Company entered into an amendment of its original promissory convertible note of September 1, 2021 with the note holder. The terms of the original note was amended to increase the principal balance of the note by $70,833; as well as granting 186,220 warrants and 75,512 common shares as consideration for a 90-day extension of the note. The common shares were issued to the lender as well as the original 74,488 common shares that were to be issued upon entering into the original loan agreement dated September 1, 2021. The Company recognized $955,658 loss on extinguishment of the note.

On August 18, 2022, the Company entered into an additional amendment of a previous amendment dated May 31, 2022, of its original promissory convertible note executed on September 3, 2021. Under the terms of the new amendment dated, August 18, 2022, the note is extended until September 30, 2022 and in exchange, the Company agreed to provide the note holder with 200,000 shares of common stock. In addition, the note holder also agreed to cancel 500,000 warrants previously issued to the note holder in exchange for an additional 200,000 shares of Company’s common stock. The Company recognized $423,176 loss on extinguishment of the note and a $1,183,544 gain on extinguishment upon cancellation of the warrants and derivative liabilities associated with the warrants.

On August 26, 2022, the Company cancelled 370,000 warrants previously issued to a note holder in exchange for the 370,000 common shares valued at $1,213,710. The Company recognized a $4,106,707 gain on extinguishment upon cancellation of the warrants and derivative liabilities associated with the warrants that was partially offset by a loss on extinguishment of $77,960.

Conversion of convertible notes and accrued interest to common stock

On September 19, 2022, the Company, under the terms of the note, issued 329,670 common shares upon the conversion of $148,870 in notes payable plus $1,250 in transaction fees. Upon conversion and settlement of the derivative liability, the Company recognized a $214,655 gain on extinguishment.

On September 20, 2022, the Company, under the terms of the note, issued 250,438 common shares upon the conversion of $100,000 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $100,808 gain on extinguishment.

On September 29, 2022, the Company, under the terms of the note, issued 1,355,222 common shares upon the conversion of $388,000 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $341,156 gain on extinguishment.

On December 9, 2022, the Company, under the terms of the note, issued 256,410 common shares upon the conversion of $39,744 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $41,435 gain on extinguishment.

On December 9, 2022, the Company, under the terms of the note, issued 1,923,077 common shares upon the conversion of $148,077 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $148,254 gain on extinguishment.